SCOPE OF CONSOLIDATION - Noncontrolling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Scope of Consolidation [Abstract]
Equity attributable to non-controlling interests	€ 9,734	€ 9,630
Net profit attributable to non-controlling interests	€ 5,409	€ 6,680	€ 2,369